Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 56,505	$ 60,119
Less: accumulated depreciation	(56,505)	(56,431)
Net		3,688
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		3,614
Office furniture and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 56,505	$ 56,505